Document and Entity Information	May 23, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 23, 2021
Entity Registrant Name	MSA SAFETY INCORPORATED
Entity Incorporation, State or Country Code	PA
Entity File Number	1-15579
Entity Tax Identification Number	46-4914539
Entity Address, Address Line One	1000 Cranberry Woods Drive
Entity Address, City or Town	Cranberry Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16066-5207
City Area Code	724
Local Phone Number	776-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MSA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 24, 2021, MSA Safety Incorporated (“MSA”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission disclosing, among other things, that MSA, MSA UK Holdings Limited, MSA Great Britain Holdings Limited and MSA International Holdings B.V., as borrowers, had entered into a Fourth Amended and Restated Credit Agreement dated as of May 24, 2021 (the “Credit Agreement”) with various MSA subsidiaries, as guarantors, various financial institutions, as lenders, and PNC Bank, National Association, as administrative agent. In the Original Form 8-K, MSA also disclosed that, on May 24, 2021, MSA had entered into an amendment (the “Note Agreement Amendment”) to its Second Amended and Restated Multi-Currency Note Purchase and Private Shelf Agreement dated as of January 22, 2016, as amended, with PGIM, Inc. and the noteholders party thereto.In the Original Form 8-K, MSA stated that it intended to file copies of the Credit Agreement and Note Agreement Amendment as exhibits to an amendment to the Original Form 8-K. MSA is now filing this Amendment No. 1 to the Original Form 8-K (“Amendment No. 1”) solely to file the Credit Agreement and Note Agreement Amendment as Exhibit 10.1 and Exhibit 10.2, respectively, to this Amendment No. 1. This Amendment No. 1 does not change any previously reported information or any disclosures contained in the Original Form 8-K.
Entity Central Index Key	0000066570
Amendment Flag	true